UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                          FORM 13F
                   FORM 13F COVER PAGE
Report for the calendar year or quarter ended: September 30, 2001
Check here if Amendment [   ]; Amendment Number:
This amendment: (Check only one): [  ] is a restatement
                                  [  ] adds new holdings entries
Institutional Investment Manager Filing this Report:

Name: Sanderson & Stocker, Inc.
Address: Post Office Box 3370, Ithaca, NY 14852

13F File Number: 28-6704

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: Alexandra Stocker
Title: Senior Vice President
Telephone: 607-257-5117
Signature, Place, and Date of Signing:
        Alexandra Stocker  Ithaca, NY  November 7, 2001

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT 1934.

                        FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 48

Form 13F Information Table Value Total: $129,938

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     1229    23705 SH       SOLE                     4000             19705
AMERICAN EXPRESS CO            COM              025816109      469    16150 SH       SOLE                     4600             11550
AMERICAN HOME PRODUCTS CORP    COM              026609107     3763    64600 SH       SOLE                    43000             21600
AMERICREDIT                    COM              03060R101     4760   150550 SH       SOLE                    86000             64550
ANADARKO PETROLEUM CORP        COM              032511107     3695    76842 SH       SOLE                    50000             26842
ARDEN RLTY GROUP INC COM       COM              039793104     1028    40200 SH       SOLE                     7000             33200
AUTOMATIC DATA PROCESSING INC  COM              053015103     2154    45800 SH       SOLE                    40000              5800
AVERY DENNISON CORP            COM              053611109     4722    99800 SH       SOLE                    54000             45800
BRISTOL MYERS SQUIBB CO        COM              110122108      761    13698 SH       SOLE                                      13698
CELGENE                        COM              151020104     4052   153300 SH       SOLE                    87000             66300
CITIGROUP INC                  COM              172967101     1012    24999 SH       SOLE                                      24999
COMPUTER ASSOCIATES            COM              204912109     3638   141324 SH       SOLE                    87000             54324
CONVERGYS CORP                 COM              212485106      713    25700 SH       SOLE                                      25700
CVS CORP                       COM              126650100     4945   148950 SH       SOLE                    86000             62950
DARDEN RESTAURANTS INC         COM              237194105      576    21950 SH       SOLE                     4000             17950
DEVON ENERGY CORP COM          COM              25179M103     2152    62550 SH       SOLE                    23000             39550
DOLLAR GEN CORP COM            COM              256669102     3758   321180 SH       SOLE                   177500            143680
E M C CORP MASS COM            COM              268648102     1391   118400 SH       SOLE                    66000             52400
ELI LILLY & CO                 COM              532457108     3890    48200 SH       SOLE                    20000             28200
ENSCO INTL INC COM             COM              26874Q100     1055    72150 SH       SOLE                    50000             22150
ENTERTAINMENT PPTYS TR COM SH  COM              29380T105      318    18800 SH       SOLE                                      18800
FANNIE MAE                     COM              313586109     7726    96500 SH       SOLE                    58500             38000
FLEET BOSTON CORP              COM              339030108     2922    79500 SH       SOLE                    60000             19500
GATX CORP COM                  COM              361448103      857    25475 SH       SOLE                     4000             21475
GENERAL ELECTRIC CO            COM              369604103     5440   146240 SH       SOLE                    79800             66440
HIBERNIA CORP CL A             COM              428656102      746    45600 SH       SOLE                                      45600
HOME DEPOT                     COM              437076102     4664   121550 SH       SOLE                    64500             57050
IBM CORP                       COM              459200101     3183    34700 SH       SOLE                    20000             14700
IMPATH, INC                    COM              45255G101     3366    97550 SH       SOLE                    49000             48550
LOWES COS INC COM              COM              548661107     1022    32300 SH       SOLE                                      32300
MEDTRONIC                      COM              585055106     4883   112250 SH       SOLE                    69000             43250
MELLON FINANCIAL CORP COM      COM              58551A108     1054    32600 SH       SOLE                     3000             29600
MERCK & CO INC                 COM              589331107      300     4500 SH       SOLE                     2000              2500
MICROSOFT CORP                 COM              594918104     3788    74033 SH       SOLE                    42500             31533
PAYCHEX INC                    COM              704326107     8059   255772 SH       SOLE                   109000            146772
PROVIDENT BANKSHARES COM       COM              743859100      262    12646 SH       SOLE                                      12646
SBC COMMUNICATIONS INC         COM              78387G103     1484    31500 SH       SOLE                                      31500
SHURGARD STORAGE CTRS COM      COM              82567D104      793    26300 SH       SOLE                     6000             20300
SUNGARD DATA SYSTEMS           COM              867363103     8670   371000 SH       SOLE                   216000            155000
SWIFT ENERGY CO                COM              870738101     3622   175663 SH       SOLE                    95000             80663
TEXTRON INC COM                COM              883203101     2973    88450 SH       SOLE                    64000             24450
TIFFANY & CO                   COM              886547108     2494   115200 SH       SOLE                    86000             29200
UNISYS CORP COM                COM              909214108     2342   270461 SH       SOLE                   160010            110451
VERIZON COMMUNICATIONS COM     COM              92343V104      817    15098 SH       SOLE                     3050             12048
WAL-MART STORES INC            COM              931142103     3119    63020 SH       SOLE                    45000             18020
WASHINGTON MUTUAL INC COMMON   COM              939322103     4975   129300 SH       SOLE                    85000             44300
WILSON GREATBATCH TECHNOLOGIES COM              972232102      296    10100 SH       SOLE                                      10100
SOLV-EX CORP NEW WTS EXP 08/31 WT               834382111        0    21728 SH       SOLE                    16931              4797